Income taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense, excluding the net change in valuation allowance	$ 22,530	$ (17,326)	$ (25,914)
Deferred tax (benefit) expense related to the net change in valuation allowance	(32,116)	11,421	5,032
Current tax (benefit) expense	(154,511)	168,442	3,651
Income tax (benefit) expense	(164,097)	162,537	(17,231)
Ireland
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense, excluding the net change in valuation allowance	25,648	(26,968)	(31,387)
Deferred tax (benefit) expense related to the net change in valuation allowance	5,621	3,128	1,882
Current tax (benefit) expense	(159,730)	160,866	0
United States
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense, excluding the net change in valuation allowance	10,111	7,566	6,180
Deferred tax (benefit) expense related to the net change in valuation allowance	(24,669)	109	12,085
Current tax (benefit) expense	1,617	1,198	3,016
Other
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense, excluding the net change in valuation allowance	(13,229)	2,076	(707)
Deferred tax (benefit) expense related to the net change in valuation allowance	(13,068)	8,184	(8,935)
Current tax (benefit) expense	$ 3,602	$ 6,378	$ 635